LOANS AND PAYMENT PLAN RECEIVABLES, Loan Ratings by Loan Class, Commercial (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loan ratings/credit scores by loan class [Abstract]
Loans	$ 2,733,370	$ 2,591,058
Accrued interest included in total	8,347	8,538
Commercial [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	1,169,693	1,147,892
Accrued interest included in total	2,998	3,411
Commercial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	1,096,471	1,082,510
Accrued interest included in total	2,763	3,107
Commercial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	67,420	57,184
Accrued interest included in total	205	174
Commercial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	4,502	5,777
Accrued interest included in total	30	130
Commercial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	1,300	2,421
Accrued interest included in total	0	0
Commercial [Member] | Commercial and Industrial [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	564,871	582,517
Commercial [Member] | Commercial and Industrial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	515,955	551,441
Commercial [Member] | Commercial and Industrial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	44,384	23,910
Commercial [Member] | Commercial and Industrial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	3,967	5,577
Commercial [Member] | Commercial and Industrial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	565	1,589
Commercial [Member] | Commercial Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	604,822	565,375
Commercial [Member] | Commercial Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	580,516	531,069
Commercial [Member] | Commercial Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	23,036	33,274
Commercial [Member] | Commercial Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	535	200
Commercial [Member] | Commercial Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Loans	$ 735	$ 832